UNITED STATES
		SECURITIES AND EXCHANGE COMMISSION
		Washington, D.C. 20549

		Form 13F

		FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 	31-Dec-2011

Check here if Amendment [ ]; Amendment Number: ______

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:   	FIC CAPITAL, INC.
Address		286 MADISON AVENUE- 11TH FLOOR
              	NEW YORK, NY 10017


Form 13F File Number: 28-14113

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete,and that it is understood that all required items, statements, schedules,lists, and tables,are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: 	TERRENCE EMDE
Title: 	CORPORATE SECRETARY
Phone: 	212-679-2100

Signature, Place, and Date of Signing:

Terrence R. Emde		New York, NY			8-Feb-2012
[Signature]			[City, State] 			[Date]

Report Type (check only one)

[ X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all oldings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number 			Name

28-__________________                  	__________________________________
    [Repeat as necessary.]

				FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:   			0
Form 13F Information Table Entry Total: 		119
Form 13F Information Table Value Total: 		US$99,222
		(thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of allinstitutional investment managers with respect to which this report is filed,other than the manager filing this report.


[If there are no entries in this list, state NONE and omit the column headings and list entries.]


No. 	Form 13F File Number 			Name

NONE	28-2814113 		   ______________________________________

[Repeat as necessary.]

Name		      Title						Shs/								Voting
of		       of			Val			Prn	Sh/	Put/	 Invt	   Other	                Authority
Iss			Cl	CUSIP		000 			Amt	PRN	Call	 Dsc	   Mgr		Sole	Shrd	None
ABBOTT LABORATORIES	COM	002824100	843			15000	SH		SOLE			0	0	15000
ADOBE SYSTEMS INC	COM	00724f101	4031			142577	SH		SOLE			0	0	142577
AFFYMETRIX INC		COM	00826t108	593			145000	SH		SOLE			0	0	145000
ALLEGHENY TECH		COM	01741r102	237			4950	SH		SOLE			0	0	4950
ALNYLAM PHARMA		COM	02043q107	606			74369	SH		SOLE			0	0	74369
AMDOCS LTD		COM	G02602103	690			24175	SH		SOLE			0	0	24175
AMERICA MOVIL		COM	02364W105	514			22764	SH		SOLE			0	0	22764
AMERICAN TOWER 		COM	029912201	2296			38267	SH		SOLE			0	0	38267
AMGEN INC		COM	031162100	407			6344	SH		SOLE			0	0	6344
APPLE INC		COM	037833100	575			1419	SH		SOLE			0	0	1419
ARIAD PHARMA		COM	04033a100	195			15900	SH		SOLE			0	0	15900
BALL CORP		COM	058498106	1807			50605	SH		SOLE			0	0	50605
BARRICK GOLD CORP	COM	067901108	2413			53335	SH		SOLE			0	0	53335
BB&T CORP		COM	054937107	356			14125	SH		SOLE			0	0	14125
BERK HATHAWAY B		COM	084670702	1856			24320	SH		SOLE			0	0	24320
BLACK HILLS CORP	COM	092113109	1536			45750	SH		SOLE			0	0	45750
BOSTON PROPERTIES	COM	101121101	344			3450	SH		SOLE			0	0	3450
CAN NATL Rail		COM	136375102	671			8536	SH		SOLE			0	0	8536
CHEVRON CORP		COM	166764100	1203			11303	SH		SOLE			0	0	11303
CISCO SYSTEMS INC	COM	17275r102	216			11930	SH		SOLE			0	0	11930
COCA COLA CO COM	COM	191216100	293			4188	SH		SOLE			0	0	4188
COLGATE PALMOLIVE	COM	194162103	310			3350	SH		SOLE			0	0	3350
COMCAST CORP A		COM	20030n101	1881			79334	SH		SOLE			0	0	79334
CONTANGO Oil		COM	21075n204	328			5635	SH		SOLE			0	0	5635
CORNING INC		COM	219350105	176			13590	SH		SOLE			0	0	13590
CORPORATE OFFICE	COM	22002T108	300			14090	SH		SOLE			0	0	14090
DELL INC		COM	24702r101	249			17036	SH		SOLE			0	0	17036
DIRECTV CLASS A 	COM	25490a101	2385			55771	SH		SOLE			0	0	55771
DISCOVERY COMM C	COM	25470F302	607			16105	SH		SOLE			0	0	16105
DISCOVERY COMM A	COM	25470F104	454			11070	SH		SOLE			0	0	11070
DISCOVERY COMM B	COM	25470f203	242			5892	SH		SOLE			0	0	5892
DOMINION RESOURCES	COM	25746U109	710			13368	SH		SOLE			0	0	13368
ELI LILLY & CO		COM	532457108	2548			61317	SH		SOLE			0	0	61317
EMC CORP-MASS		COM	268648102	391			18145	SH		SOLE			0	0	18145
ENERGY XXI		COM	g10082140	227			7115	SH		SOLE			0	0	7115
ENTERGY CORP CM		COM	29364G103	1023			14000	SH		SOLE			0	0	14000
EQUITY RESIDENTIAL	COM	29476l107	547			9600	SH		SOLE			0	0	9600
EXELIXIS INC		COM	30161q104	243			51349	SH		SOLE			0	0	51349
EXELON CORP		COM	30161N101	1014			23390	SH		SOLE			0	0	23390
EXPEDIA INC		COM	30212p303	278			9581	SH		SOLE			0	0	9581
EXPEDITORS INTL		COM	302130109	555			13545	SH		SOLE			0	0	13545
EXXON MOBIL  		COM	30231G102	2757			32524	SH		SOLE			0	0	32524
FEDEX CORP		COM	31428x106	1044			12500	SH		SOLE			0	0	12500
GE			COM	369604103	869			48500	SH		SOLE			0	0	48500
HANESBRANDS INC		COM	410345102	709			32445	SH		SOLE			0	0	32445
HENRY SCHEIN 		COM	806407102	1249			19392	SH		SOLE			0	0	19392
HYPERDYNAMICS		COM	448954107	94			38425	SH		SOLE			0	0	38425
IAC 			COM	44919p508	303			7122	SH		SOLE			0	0	7122
ILLUMINA INC		COM	452327109	523			17162	SH		SOLE			0	0	17162
INTEL CORP		COM	458140100	4289			176885	SH		SOLE			0	0	176885
IBM			COM	459200101	298			1620	SH		SOLE			0	0	1620
ISIS PHARMA		COM	464330109	175			24250	SH		SOLE			0	0	24250
JOHNSON & JOHNSON	COM	478160104	2230			33999	SH		SOLE			0	0	33999
KELLOGG CO		COM	487836108	568			11236	SH		SOLE			0	0	11236
KIMBERLY CLARK CORP	COM	494368103	744			10115	SH		SOLE			0	0	10115
LIBERTY GLOBAL B	COM	530555200	569			13843	SH		SOLE			0	0	13843
LIBERTY GLOBAL A	COM	530555101	888			21637	SH		SOLE			0	0	21637
LIBERTY GLOBAL C	COM	530555309	482			12206	SH		SOLE			0	0	12206
LIBERTY INTER		COM	53071m104	415			25563	SH		SOLE			0	0	25563
LIBERTY INTER		COM	53071m203	453			28203	SH		SOLE			0	0	28203
LIBERTY MEDIA A		COM	530322106	426			5452	SH		SOLE			0	0	5452
LIBERTY MEDIA B		COM	530322205	389			4988	SH		SOLE			0	0	4988
LIFE TECH		COM	53217v109	1901			48863	SH		SOLE			0	0	48863
MCDONALDS CORP		COM	580135101	307			3056	SH		SOLE			0	0	3056
MICROSOFT CORP		COM	594918104	421			16230	SH		SOLE			0	0	16230
MYLAN INC		COM	628530107	875			40755	SH		SOLE			0	0	40755
NATIONAL FUEL GAS	COM	636180101	363			6525	SH		SOLE			0	0	6525
NATIONAL INSTRS		COM	636518102	651			25087	SH		SOLE			0	0	25087
NEKTAR THERAPEUTICS	COM	640268108	178			31900	SH		SOLE			0	0	31900
NEUSTAR INC CL A	COM	64126x201	714			20900	SH		SOLE			0	0	20900
NISOURCE INC COM	COM	65473P105	278			11660	SH		SOLE			0	0	11660
NORTHWESTERN CORP	COM	668074305	645			18030	SH		SOLE			0	0	18030
NOVARTIS AG		COM	66987v109	929			16242	SH		SOLE			0	0	16242
NRG ENERGY INC NEW	COM	629377508	1077			59440	SH		SOLE			0	0	59440
NUSTAR GP HOLDINGS	COM	67059l102	443			13310	SH		SOLE			0	0	13310
ORACLE			COM	68389X105	224			8751	SH		SOLE			0	0	8751
ORBITAL SCIENCES	COM	685564106	420			28925	SH		SOLE			0	0	28925
PEPSICO INC		COM	713448108	213			3205	SH		SOLE			0	0	3205
PFIZER INC		COM	717081103	696			32150	SH		SOLE			0	0	32150
PMC-SIERRA INC		COM	69344f106	531			96400	SH		SOLE			0	0	96400
PRANA BIOTECHN		COM	739727105	57			38634	SH		SOLE			0	0	38634
PROCTER & GAMBLE CO	COM	742718109	1290			19338	SH		SOLE			0	0	19338
PUBLIC SERVICE		COM	744573106	687			20804	SH		SOLE			0	0	20804
QEP RESOURCES INC	COM	74733v100	397			13557	SH		SOLE			0	0	13557
QUALCOMM INC		COM	747525103	699			12776	SH		SOLE			0	0	12776
RAMBUS INC		COM	750917106	2495			330500	SH		SOLE			0	0	330500
ROCKWELL COLLINS	COM	774341101	432			7795	SH		SOLE			0	0	7795
ROYAL DUTCH SHELL B	COM	780259107	506			6651	SH		SOLE			0	0	6651
SANGAMO			COM	800677106	1818			640291	SH		SOLE			0	0	640291
SBA COMM A		COM	78388j106	2450			57030	SH		SOLE			0	0	57030
SENOMYX INC		COM	81724q107	82			23525	SH		SOLE			0	0	23525
SEQUENOM INC NEW	COM	817337405	85			19100	SH		SOLE			0	0	19100
SIGMA-ALDRICH CORP	COM	826552101	887			14200	SH		SOLE			0	0	14200
SILGAN HOLDINGS		COM	827048109	925			23940	SH		SOLE			0	0	23940
SOUTHERN UNION		COM	844030106	2727			64753	SH		SOLE			0	0	64753
SPECTRA ENERGY CORP	COM	847560109	210			6843	SH		SOLE			0	0	6843
SUNCOR ENERGY INC	COM	867224107	348			12071	SH		SOLE			0	0	12071
TC PIPELINES LP		COM	87233Q108	538			11345	SH		SOLE			0	0	11345
TEVA PHARMA		COM	881624209	439			10869	SH		SOLE			0	0	10869
TIME WARNER		COM	887317303	242			6697	SH		SOLE			0	0	6697
TORONTO DOMINION	COM	891160509	1496			20000	SH		SOLE			0	0	20000
TRANSDIGM GROUP		COM	893641100	872			9112	SH		SOLE			0	0	9112
TRANSMONTAIGNE 		COM	89376V100	727			21645	SH		SOLE			0	0	21645
TRANSOCEAN LTD		COM	H8817H100	517			13472	SH		SOLE			0	0	13472
TRIPADVISOR INC		COM	896945201	242			9581	SH		SOLE			0	0	9581
UNILEVER PLC ADR	COM	904767704	1045			31187	SH		SOLE			0	0	31187
UNITED PARCEL B		COM	911312106	1057			14445	SH		SOLE			0	0	14445
UNITEDHEALTH GROUP	COM	91324p102	432			8525	SH		SOLE			0	0	8525
UTI WORLDWIDE COM	COM	G87210103	305			22930	SH		SOLE			0	0	22930
VIRGIN MEDIA INC	COM	92769l101	715			33433	SH		SOLE			0	0	33433
VODAFONE GROUP 		COM	92857W209	1828			65207	SH		SOLE			0	0	65207
WELLS FARGO		COM	949746101	372			13499	SH		SOLE			0	0	13499
WESTAR ENERGY INC	COM	95709t100	213			7400	SH		SOLE			0	0	7400
ISHRS INVT GRADE CORP	COM	464287242	2386			20975	SH		SOLE			0	0	20975
OLD REP SR NT CONV	NOTE	680223AF1	20			20000	SH		SOLE			0	0	20000
NEKTAR THERAPEUTICS	NOTE	640268AH1	1706			1700000	SH		SOLE			0	0	1700000
EQUINIX SUB NT CONV	NOTE	29444UAH9	28			20000	SH		SOLE			0	0	20000
ISIS PHARM		NOTE	464337ae4	958			1067000	SH		SOLE			0	0	1067000
CARRIZO SR NT CONV	NOTE	144577aa1	499			500000	SH		SOLE			0	0	500000